ACQUISITION OF TARUS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jul. 01, 2022
IfrsStatementLineItems [Line Items]
Number of share issued	2,425,999
Ordinary shares value	$ 18,000
Proceeds from offering	32,000
Short term debt	2,000
Milestone payment	17,000
Ordinary shares issued Value		$ 17,200
Deferred purchase price payable	8,538
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Milestone payment	$ 15,000